Finance cost and income	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Finance cost and income
11.	Finance cost and income
Finance cost and income included in the income statement are as follows:

	2022			2021¹			2020¹
Million US dollar	Finance cost	Finance income	Net	Finance cost	Finance income	Net	Finance cost	Finance income	Net
Interest income/(expense)	(3 588)	294	(3 294)	(3 674)	113	(3 560)	(4 004)	150	(3 854)
Net interest on net defined benefit liabilities	(73)	—	(73)	(73)	—	(73)	(82)	—	(82)
Accretion expense	(782)	—	(782)	(593)	—	(593)	(564)	—	(564)
Mark-to-market	—	331	331	(23)	—	(23)	(1 211)	—	(1 211)
Net interest income on Brazilian tax credits	—	168	168	—	118	118	—	315	315
Other financial results	(1 349)	352	(997)	(871)	200	(671)	(740)	177	(563)

Finance income/(cost) excluding exceptional items	(5 792)	1 146	(4 646)	(5 234)	431	(4 803)	(6 601)	642	(5 959)

Exceptional finance income/(cost)	(255)	753	498	(806)	—	(806)	(1 818)	80	(1 738)

Finance income/(cost)	(6 047)	1 898	(4 148)	(6 040)	431	(5 609)	(8 419)	722	(7 697)

Net finance costs, excluding exceptional items, were 4 646m US dollar in 2022 compared to 4 803m US dollar in 2021 and 5 959m US dollar in 2020. The decrease from 2022 to 2021 was predominantly due to a mark-to-market
gain on derivatives related to the hedging of share-based payment programs of 331m US dollar in 2022, compared to a loss of 23m US dollar in 2021, resulting in a change of 354m US dollar. In 2020, the market-to-market
on such derivatives amounted to a loss of 1 211m US dollar.
In 2022, accretion expense includes interest on lease liabilities of 130m US dollar (2021: 123m US dollar; 2020: 116m US dollar), unwind of discounts of 499m US dollar on payables (2021: 349m US dollar; 2020: 306m US dollar), bond fees of 64m US dollar (2021: 67m US dollar; 2020: 102m US dollar) and interest on provisions of 89m US dollar (2021: 54m US dollar; 2020: 41m US dollar).
Interest expense is presented net of the effect of interest rate derivative instruments hedging AB InBev’s interest rate risk – see also Note 27
Risks arising from financial instruments
.
In 2022, Ambev, a subsidiary of AB InBev, recognized 201m US dollar income in Other operating income (refer to Note 7
Other operating income/(expenses)
) related to tax credits (2021: 226m US dollar; 2020: 481m US dollar). Additionally, in 2022, Ambev recognized 168m US dollar interest income on Brazilian tax credits in Finance income (2021: 118m US dollar; 2020: 315m US dollar).
Other financial results for 2022, 2021 and 2020 include:

	2022			2021¹			2020¹
Million US dollar	Finance cost	Finance income	Net	Finance cost	Finance income	Net	Finance cost	Finance income	Net
Net foreign exchange gains/(losses)	(363)	—	(363)	(101)	—	(101)	—	43	43
Net gains/(losses) on hedging instruments	(747)	—	(747)	(562)	—	(562)	(502)	—	(502)
Hyperinflation monetary adjustments	—	286	286	—	152	152	—	76	76
Other financial income/(cost), including bank fees and taxes	(239)	66	(173)	(208)	48	(160)	(238)	58	(180)

Other financial results	(1 349)	352	(997)	(871)	200	(671)	(740)	177	(563)

For further information on instruments hedging AB InBev’s foreign exchange risk, see Note 27
Risks arising from financial instruments.
Exceptional finance income/(cost) for 2022, 2021 and 2020 includes:

•
274m US dollar gain resulting from
mark-to-market
adjustments on derivative instruments entered into to hedge the shares issued in relation to the combination with Grupo Modelo and SAB (2021: (25)m US dollar loss; 2020: (1 008)m US dollar loss);

1	Amended to conform to 2022 presentation.

•	246m US dollar gain resulting from the redemption of certain bonds (2021:(741)m US dollar loss; 2020: (795)m US dollar loss);

•	(22)m US dollar loss related to the remeasurement of deferred considerations on prior year acquisitions (2021: (19)m US dollar loss; 2020: 80m US dollar gain);

•
In 2021, (
22
)m US dollar loss from impairment of receivables against Delta Corporation Ltd (Delta), a Zimbabwean associate, as a result of hyperinflation (2020: 15m US dollar loss on the company’s investment in Delta).

The interest income stems from the following
financial assets:

Million US dollar	2022	2021	2020
Cash and cash equivalents	235	85	103
Investments in debt securities held for trading	39	16	1
Other loans and receivables	21	12	46

Total	294	113	150

The interest income on other loans and receivables includes the interest accrued on cash deposited as guarantees for certain legal proceedings pending their resolution. No interest income was recognized on impaired financial assets.